Notes Payable — Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Notes Payable - Related Party [Abstract]
Schedule of Finance Expense	During the year ended December 31, 2023, the Company recorded finance expense of $0 (December 31, 2022 — $60,770), related to bringing the notes to their present value.
Amount
($)
Balance at December 31, 2021	2,786,183
Repayments	(64,550)
Finance expense	60,770
Foreign exchange adjustment	(177,690)
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(35,380)
Repayments	(2,519,835)
Cancellation of remaining debt	(49,498)
Balance, December 31, 2023	—
Current	—
Non-current	—